Contingent Earn-out Awards (Tables)	12 Months Ended
Dec. 31, 2021
Contingent Earn Out Awards [Line Items]
Earn-out Shares Valuation	Assumptions used in the valuation are described below:

	As of
	December 31, 2021	July 22, 2021
Current stock price	$20.64	$14.47
Expected term (in years)	5.1	5.5
Expected volatility	67.0%	51.5%
Risk-free interest rate	1.3%	0.8%
Expected dividend yield	0%	0%

Changes in Estimated Fair Value of the Company's Level 3 Financial Liabilities	The following table sets forth a summary of the changes in the estimated fair value of the earn-out
liabilities, which are measured at fair value on a recurring basis using significant unobservable inputs (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at December 31, 2020	$—
Contingent earn-out liability recognized upon the closing of the Merger	231,627
Reallocation of Earn-out Shares to earn-out liability upon forfeitures	5,495
Change in fair value of earn-out liability	140,454

Balance at December 31, 2021	$377,576

Earn Out Awards [Member]
Contingent Earn Out Awards [Line Items]
Earn-out Shares Valuation	The assumptions used to estimate the fair value of
Earn-out
Awards granted during the year ended December 31, 2021 were as follows:

Inception to December 31,
2021
Current stock price	$13.93 – $27.86
Expected term	5.1 – 5.5 years
Expected volatility	40.0% – 67.0%
Risk-free interest rate	0.8% – 1.3%
Expected dividend yield	0%